Cash and cash equivalents	12 Months Ended
Mar. 31, 2026
Cash And Cash Equivalents
Cash and cash equivalents

28. Cash and cash equivalents

	March 31,
	2025	2026
Cash on hand	656	390
Credit card collection in hand	160,814	351,506
Balances with bank	444,332	652,181
Total	605,802	1,004,077

Credit card collection in hand represents the amount of collection from credit cards swiped by the customers which is outstanding as at the year end and credited to Group’s bank accounts subsequent to the year end.

At March 31, 2026, the Group had available INR 1,530,700 (March 31, 2025: INR 1,734,016) of undrawn borrowing facilities.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)